Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Current
Cash and cash equivalents	$ 424,124	$ 3,806,291
Other receivables	18,848	15,929
Prepaid expenses and deposits	154,571	32,030
Due from related party		2,808
Loans to Ekidos Minerals LLP		3,178,500
Total Current Assets	597,543	7,035,558
Non-Current
Office and equipment	158,300	105,166
Mineral properties	5,035,259	651,603
Right-of use assets	266,268
Prepaid expenses and deposits	593,481
Total Assets	6,650,851	7,792,327
Current
Accounts payable and accrued liabilities	484,787	541,624
Lease liability	70,654
Due to related party	23,196
Total Current Liabilities	578,637	541,624
Non-Current
Lease liability	202,887
Total Liabilities	781,524	541,624
Shareholders’ Equity
Share capital	12,510,260	8,439,234
Reserves	1,416,205	923,051
Deficit	(8,057,138)	(2,111,582)
Total Shareholders’ Equity	5,869,327	7,250,703
Total Liabilities and Shareholders’ Equity	$ 6,650,851	$ 7,792,327